Schedule of Other Receivables (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Marketing receivables from revenue partners			$ 233,725
Receivable from revenue sharing arrangement			137,461
Indirect taxes	$ 453,864	306,040	135,676
Other	584,827	66,243	151,883
Other receivables	$ 1,038,691	$ 372,283	$ 658,745